RELATED PARTY TRANSACTIONS - Management Agreements (Details)	12 Months Ended
Dec. 31, 2023 $ / vessel
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Technical management fees expenses (per vessel)	25,170